UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 509-747-0409

Signature, Place, and Date of Signing:

Lisa M. Burke          Spokane, Washington            February 15, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      102

Form 13F Information Table Value Total:      $266,341,064


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- -------- ---------- ----------------- ---------- -------- -----------------------
                                                          VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ --------
ABBOTT LABS                         COM        002824100      214     4400  SH          SOLE               4400
ABERDEEN ASIA-PACIFIC PRIME INC FD  COM        003009107     2511   403625  SH          SOLE             403625
ADDVANTAGE TECHNOLOGIES GRP         COM        006743306       48    17309  SH          SOLE              17309
AMGEN INC COM                       COM        031162100    23102   338199  SH          SOLE             338199
ANNUITY & LIFE RE HOLDINGS LTD      COM        G03910109     1845  4613595  SH          SOLE            4613595
ARCH COAL INC                       COM        039380100     1186    39500  SH          SOLE              39500
B & G FOODS INC - EISU              COM        05508R205     1677    83750  SH          SOLE              83750
BANCROFT BOND FUND LTD              COM        059695106      730    37450  SH          SOLE              37450
BARRICK GOLD CORP                   COM        067901108     5323   173400  SH          SOLE             173400
BJ SERVICES CO                      COM        055482103     2876    98100  SH          SOLE              98100
BLACK ROCK CA INS MUN 2008 TR       COM        09247G108      305    19900  SH          SOLE              19900
BLACKRIDGE FINANCIAL INC            COM        091995704      111   125000  SH          SOLE             125000
BLACKROCK GLOBAL ENERGY & RES TR    COM        09250U101     2177    79030  SH          SOLE              79030
BLACKROCK INSD MUNI 2008 TERM       COM        09247K109     1075    69200  SH          SOLE              69200
BLACKROCK MUNI-ENHANCED FUND        COM        09253Y100      146    13500  SH          SOLE              13500
BLACKROCK NY INS MUNI 2008 TERM     COM        09247L107      437    29300  SH          SOLE              29300
BLACKROCK STRAT DIV ACHIEVE TR      COM        09249Y107      339    21900  SH          SOLE              21900
BRONCO DRILLING CO INC              COM        112211107     1999   116309  SH          SOLE             116309
BUILDING MATERIALS HLDG CORP        COM        120113105     1383    56000  SH          SOLE              56000
CANETIC RESOURCES TRUST             COM        137513107     2120   152600  SH          SOLE             152600
CHINA YUCHAI INTL LTD               COM        G21082105      415    60296  SH          SOLE              60296
COCA COLA CO                        COM        191216100     5843   121100  SH          SOLE             121100
COCA COLA ENTERPRISES, Inc.         COM        191219104     1950    95500  SH          SOLE              95500
COMCAST CORP NEW CL A SPL           CL A SPL   20030n200     5826   139100  SH          SOLE             139100
CONOCOPHILLIPS                      COM        20825C104     6909    96025  SH          SOLE              96025
DETREX CORP                         COM        250685104     5467   632069  SH          SOLE             632069
DIAMOND OFFSHORE DRILL              COM        25271C102      335     4196  SH          SOLE               4196
DUNDEE PRECIOUS METALS INC          COM        265269209     1546   155500  SH          SOLE             155500
E M C CORP MASS COM                 COM        268648102     4570   346200  SH          SOLE             346200
EATON VANCE SENIOR INCOME TRUST     COM        27826S103     1112   133800  SH          SOLE             133800
ENCANA CORP                         COM        292505104     5032   109500  SH          SOLE             109500
ENSCO INTERNATIONAL INC             COM        26874Q100     7209   144000  SH          SOLE             144000
EQUITY RESIDENT PPTYS SH BEN INT    SH BEN INT 29476L107     2131    42000  SH          SOLE              42000
EXPEDITORS INTERNATIONAL of WA      COM        302130109      231     5716  SH          SOLE               5716
EXXON MOBIL CORP                    COM        30231G102     8611   112366  SH          SOLE             112366
FORDING CANADIAN COAL TRUST         TR UNIT    345425102     2435   117350  SH          SOLE             117350
FREEPORT-MCMORAN COPPER-B           CL B       35671D857     1393    25000  SH          SOLE              25000
GABELLI DIVIDEND & INCOME TRUST     COM        36242H104    10846   505385  SH          SOLE             505385
GAMCO INVESTORS INC-A               COM        361438104      470    12219  SH          SOLE              12219
GENERAL ELECTRIC CO                 COM        369604103      719    19332  SH          SOLE              19332
GRUPO TMM SA-SP ADR A               SP ADR A SH40051D105      700   277700  SH          SOLE             277700
HERSHEY COMPANY (THE)               COM        427866108     4731    95000  SH          SOLE              95000
HONEYWELL INTL INC                  COM        438516106     3922    86700  SH          SOLE              86700
HOUSTON EXPLORATION CO              COM        442120101     1729    33400  SH          SOLE              33400
HUGOTON RTY TR TEX                  UNIT BEN IN444717102      381    15500  SH          SOLE              15500
ICOS CORP                           COM        449295104      230     6800  SH          SOLE               6800
INGERSOLL-RAND CO LTD-CL A          COM        G4776G101      293     7500  SH          SOLE               7500
ISHARES S&P MIDCAP 400 VAL INDEX    COM        464287705      269     3400  SH          SOLE               3400
JAPAN SMALLER CAP FUND              COM        47109U104      190    14740  SH          SOLE              14740
KANSAS CITY SOUTHERN                COM        485170302     1110    38300  SH          SOLE              38300
LIBERTY ALL STAR EQUITY FUND        SH BEN INT 530158104     3970   478950  SH          SOLE             478950
LIBERTY ALL-STAR GROWTH FD          COM        529900102      164    30600  SH          SOLE              30600
LMP CAPITAL & INCOME FD             COM        50208A102      750    39395  SH          SOLE              39395
LOUISIANA-PACIFIC CORP              COM        546347105      519    24100  SH          SOLE              24100
MASSEY ENERGY CO                    COM        576206106      627    27000  SH          SOLE              27000
MFS CHARTER INC TR SH BEN INT       SH BEN INT 552727109     2056   240200  SH          SOLE             240200
MFS GOVT MARKETS INC TRUST          COM        552939100       76    11700  SH          SOLE              11700
MICROSOFT CORP                      COM        594918104    28162   943122  SH          SOLE             943122
MULTIBAND CORP                      COM        62544X100      124   216900  SH          SOLE             216900
NEOPHARM INC                        COM        640919106       24    14200  SH          SOLE              14200
NEWMONT MNG CORP    HLDG CO         COM        651639106     5468   121100  SH          SOLE             121100
NOKIA CORP ADR                      SPON ADR   654902204      305    14997  SH          SOLE              14997
NORFOLK SOUTHERN CORP               COM        655844108     6070   120700  SH          SOLE             120700
NRG ENERGY INC                      COM        629377508     2330    41600  SH          SOLE              41600
NTN BUZZTIME INC                    COM        629410309       71    51800  SH          SOLE              51800
NUVEEN PFD & CONVERT INC FUND       COM        67073b106      272    19000  SH          SOLE              19000
PEABODY ENERGY CORP                 COM        704549104     1919    47500  SH          SOLE              47500
PENGROWTH ENERGY TRUST              TR UNIT NEW706902509      734    42650  SH          SOLE              42650
PETROLEUM & RESOURCE CORP           COM        716549100      752    22482  SH          SOLE              22482
PHARMACEUTICAL HOLDERS TRUST        DEP RCPT   71712A206     7279    94600  SH          SOLE              94600
PIMCO FLOATING RATE STRATEGY        COM        72201J104      492    26025  SH          SOLE              26025
PIONEER NATURAL RESOURCES CO        COM        723787107     2381    60000  SH          SOLE              60000
POGO PRODUCING CO                   COM        730448107     8647   178515  SH          SOLE             178515
PROCTER & GAMBLE CO                 COM        742718109     3843    59794  SH          SOLE              59794
PROGRESS ENERGY TRUST               COM        74326T108      108    10000  SH          SOLE              10000
PUBLIC STORAGE                      COM        74460D109     4964    50910  SH          SOLE              50910
PUGET SOUND BANK                    COM        745992909      100    10000  SH          SOLE              10000
PUTNAM HGH INC BD FD                SH BEN INT 746779107      454    52900  SH          SOLE              52900
PUTNAM HIGH YIELD MUNICIPAL         SH BEN INT 746781103      663    91400  SH          SOLE              91400
PUTNAM MASTR INTR INCM SH BEN INT   SH BEN INT 746909100      940   146350  SH          SOLE             146350
PUTNAM PREMIER INCOME TRUST         SH BEN INT 746853100     2968   461560  SH          SOLE             461560
QUIPP INC                           COM        748802105      209    29181  SH          SOLE              29181
RAYTHEON CO                         COM        755111507     4852    91900  SH          SOLE              91900
SCHERING PLOUGH CORP                COM        806605101     2428   102700  SH          SOLE             102700
STARBUCKS CORP COM                  COM        855244109      220     6200  SH          SOLE               6200
STORM CAT ENERGY CORP               COM        862168101      254   213500  SH          SOLE             213500
STREETTRACKS Gold Shares            GOLD SHS   863307104     7485   118410  SH          SOLE             118410
TCW STRATEGIC INCOME FUND IN        COM        872340104      750   146800  SH          SOLE             146800
TEMPLETON EMERGING MRKT INC FD      COM        880192109      273    20025  SH          SOLE              20025
TIDEWATER INC                       COM        886423102     1016    21000  SH          SOLE              21000
TIME WARNER INC                     COM        887317105     7493   344015  SH          SOLE             344015
TODCO                               COM        88889T107     1196    35000  SH          SOLE              35000
TRIBUNE CO                          COM        896047107      816    26500  SH          SOLE              26500
USBANCORP DEL COM NEW               COM        902973304      653    18047  SH          SOLE              18047
VERAMARK TECHNOLOGIES INC           COM        923351100     1098  1372600  SH          SOLE            1372600
VERSO TECHNOLOGIES INC              COM NEW    925317208      328   282400  SH          SOLE             282400
WASHINGTON MUT INC COM              COM        939322103     1865    40996  SH          SOLE              40996
WESTERN ASSET CLAY US TR INF PROT   COM SH BEN 95766Q106     1754   153600  SH          SOLE             153600
WESTERN ASSET INFLATION MGMNT FD    COM        95766U107      967    60810  SH          SOLE              60810
WESTERN ASSET/CLAY US TR INF PROT2  COM        95766R104     1770   153000  SH          SOLE             153000
WORKSTREAM INC.                     COM        981402100       35    31000  SH          SOLE              31000
ZWEIG FUND                          COM        989834106     7434  1260046  SH          SOLE            1260046
